Stock Compensation - Stock Options Activity and Stock-based Compensation (Details) $ / shares in Units, $ in Millions		9 Months Ended		12 Months Ended
	Feb. 15, 2016 USD ($)	Sep. 30, 2016 USD ($) employee $ / shares shares	Sep. 30, 2015 USD ($)	Dec. 31, 2015 USD ($)	Dec. 31, 2014 USD ($)	Dec. 31, 2013 USD ($)
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock Granted, Value, Share-based Compensation, Gross | $		$ 3.6	$ 2.3	$ 2.5	$ 39.9	$ 17.0
Employee Service Share-based Compensation, Nonvested Awards, Compensation Not yet Recognized, Stock Options | $		$ 13.5		$ 19.0
Employee Service Share-based Compensation, Nonvested Awards, Compensation Cost Not yet Recognized, Period for Recognition		2 years 2 months 12 days
Share-based Compensation Arrangement by Share-based Payment Award, Options, Forfeitures in Period | shares		3,551,000
Stock options canceled, exercise price | $ / shares		$ 9.56
Stock option grants | shares		3,855,000
Stock option grants, exercise price | $ / shares		$ 3.16
Stock Option Exchange Program [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Employee Service Share-based Compensation, Nonvested Awards, Compensation Not yet Recognized, Stock Options | $	$ 1.8
Employee Service Share-based Compensation, Nonvested Awards, Compensation Cost Not yet Recognized, Period for Recognition	5 years
Share-based Compensation Arrangement by Share-based Payment Award, Number of Employees Participating | employee		108
Share-based Compensation Arrangement by Share-based Payment Award, Number of Eligible Employees | employee		132
Share-based Compensation Arrangement by Share-based Payment Award, Options, Forfeitures in Period | shares		2,685,396
Stock options canceled, exercise price | $ / shares		$ 11.03
Stock option grants | shares		2,685,396
Stock option grants, exercise price | $ / shares		$ 2.99
Stock Option Exchange Program [Member] | Monthly [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Period		5 years